POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 7, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED OCTOBER 7, 2016

AND MARCH 8, 2016 OF:

PowerShares Contrarian Opportunities Fund
PowerShares Developed EuroPacific Currency Hedged Low Volatility Portfolio
PowerShares DWA Developed Markets Momentum Portfolio
PowerShares DWA Emerging Markets Momentum Portfolio
PowerShares DWA SmallCap Momentum Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares Europe Currency Hedged Low Volatility Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Water Portfolio
PowerShares International BuyBack AchieversTM Portfolio
PowerShares Japan Currency Hedged Low Volatility Portfolio
PowerShares KBW Bank Portfolio
PowerShares KBW High Dividend Yield Financial Portfolio
PowerShares KBW Premium Yield Equity REIT Portfolio
PowerShares KBW Property & Casualty Insurance Portfolio
PowerShares KBW Regional Banking Portfolio

PowerShares Russell 1000 Equal Weight Portfolio
PowerShares S&P 500 ex-Rate Sensitive Low Volatility Portfolio
PowerShares S&P 500® High Beta Portfolio
PowerShares S&P 500® High Dividend Low Volatility Portfolio
PowerShares S&P 500® Low Volatility Portfolio
PowerShares S&P 500 Momentum Portfolio
PowerShares S&P 500 Value Portfolio
PowerShares S&P Emerging Markets Low Volatility Portfolio
PowerShares S&P International Developed Low Volatility Portfolio
PowerShares S&P MidCap Low Volatility Portfolio
PowerShares S&P SmallCap Consumer Discretionary Portfolio
PowerShares S&P SmallCap Consumer Staples Portfolio
PowerShares S&P SmallCap Energy Portfolio
PowerShares S&P SmallCap Financials Portfolio
PowerShares S&P SmallCap Health Care Portfolio
PowerShares S&P SmallCap Industrials Portfolio
PowerShares S&P SmallCap Information Technology Portfolio
PowerShares S&P SmallCap Low Volatility Portfolio
PowerShares S&P SmallCap Materials Portfolio
PowerShares S&P SmallCap Utilities Portfolio

Effective as of the open of markets on December 7, 2016 (the “Effective Date”), the listing exchange for shares of PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares Global Water Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio and PowerShares Regional Banking Portfolio (the “Funds”) will change from NYSE Arca, Inc. to The NASDAQ Stock Market LLC. Therefore, on the Effective Date, all references in the prospectus to the Funds’ shares being listed for trading on NYSE Arca, Inc. are replaced with references to The NASDAQ Stock Market LLC.

Please Retain This Supplement For Future Reference.

P-PS-PRO-EQI-SUP-3 120716

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 7, 2016 TO THE

PROSPECTUS DATED FEBRUARY 29, 2016, AS REVISED MAY 16, 2016,

AS PREVIOUSLY SUPPLEMENTED NOVEMBER 23, 2016 OF:

PowerShares 1-30 Laddered Treasury Portfolio

PowerShares Build America Bond Portfolio

PowerShares California AMT-Free Municipal Bond Portfolio

PowerShares CEF Income Composite Portfolio

PowerShares Chinese Yuan Dim Sum Bond Portfolio

PowerShares Emerging Markets Sovereign Debt Portfolio

PowerShares Fundamental High Yield® Corporate Bond Portfolio

PowerShares Fundamental Investment Grade Corporate Bond Portfolio

PowerShares Global Short Term High Yield Bond Portfolio

PowerShares International Corporate Bond Portfolio

PowerShares LadderRite 0-5 Year Corporate Bond Portfolio

PowerShares National AMT-Free Municipal Bond Portfolio

PowerShares New York AMT-Free Municipal Bond Portfolio

PowerShares Preferred Portfolio

PowerShares Senior Loan Portfolio

PowerShares Variable Rate Preferred Portfolio

PowerShares VRDO Tax-Free Weekly Portfolio

Effective as of the open of markets on December 7, 2016 (the “Effective Date”), the listing exchange for shares of PowerShares 1-30 Laddered Treasury Portfolio (the “Fund”) will change from NYSE Arca, Inc. to The NASDAQ Stock Market LLC. Therefore, on the Effective Date, all references in the prospectus to the Fund’s shares being listed for trading on NYSE Arca, Inc. are replaced with references to The NASDAQ Stock Market LLC.

Please Retain This Supplement for Future Reference.

P-PS-PRO-FIX-SUP-2 120716

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 7, 2016 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED FEBRUARY 29, 2016, AS PREVIOUSLY SUPPLEMENTED OCTOBER 7, 2016, JUNE 15, 2016,

MARCH 24, 2016 AND MARCH 8, 2016

Effective as of the open of markets on December 7, 2016 (the “Effective Date”), the listing exchange for shares of PowerShares 1-30 Laddered Treasury Portfolio, PowerShares DWA Developed Markets Momentum Portfolio, PowerShares DWA Emerging Markets Momentum Portfolio, PowerShares DWA SmallCap Momentum Portfolio, PowerShares Global Water Portfolio, PowerShares KBW Bank Portfolio, PowerShares KBW High Dividend Yield Financial Portfolio, PowerShares KBW Premium Yield Equity REIT Portfolio, PowerShares KBW Property & Casualty Insurance Portfolio and PowerShares KBW Regional Banking Portfolio (the “Funds”) will change from NYSE Arca, Inc. to The NASDAQ Stock Market LLC. Therefore, on the Effective Date, all references in the Statement of Additional Information to the Funds’ shares being listed for trading on NYSE Arca, Inc. are replaced with references to The NASDAQ Stock Market LLC.

Please Retain This Supplement For Future Reference.

P-PS-SOAI-TRUSTII-SUP-3 120716